Contract with the U.K. National Health Service	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Cost of Services [Abstract]
Cost of Services - Specified Contract Charge
Contract with the U.K. National Health Service

Interim Agreement Contract Change Note

On August 31, 2012, the Company and the NHS entered into a binding interim agreement which has been approved by all required U.K. government officials ("interim agreement contract change note" or "IACCN"). The IACCN, which is described in greater detail below, amended the terms of the parties' then current contract under which the Company has developed and deployed an integrated patient records system using the Company's Lorenzo Regional Care software product. On March 28, 2013, the Company and the NHS signed a letter agreement that modified certain financial terms of the IACCN. The IACCN, and such letter agreement, forms the basis on which the parties will subsequently finalize a full restatement of the contract through a revised project agreement. The revised project agreement will consolidate the three regional contracts which comprise the Company's NHS contract into a single agreement. CSC and the NHS are in the process of negotiating the revised project agreement.

Under the IACCN, the parties redefined the scope of the Lorenzo products and established deployment and ongoing service pricing. CSC will deliver additional Lorenzo implementations based on demand from individual NHS trusts. A more flexible arrangement than under the contract terms existing prior to the IACCN has been established for these trusts to combine additional clinical modules with the core care management functionality of the Lorenzo solution to meet their specific requirements. CSC and the NHS also agreed to a process for trusts which wish to take the Lorenzo products within the NHS-designated North, Midlands and East regions of England (NME) to obtain central funding from the U.K. Department of Health for implementation of the Lorenzo products. Separately, CSC may offer the Lorenzo solution throughout the rest of England where trusts select CSC's solutions through separate competitive processes. Under the IACCN, the NHS is no longer subject to trust volume commitments and CSC has agreed to non-exclusive deployment rights in its designated regions. New trusts taking deployments of the Lorenzo product will receive ongoing managed services from CSC for a period of five years from the date of Lorenzo deployment by such trust, provided deployment is complete or substantially complete by July 2016. Beyond its Lorenzo offerings, CSC continues to provide a wide range of other solutions and services to the NHS, including general practitioner, ambulance and community systems, and other related services.

Pursuant to the letter agreement signed on March 28, 2013, the parties agreed to modify a small number of financial terms of the IACCN and the NHS confirmed it would make a change compensation payment in accordance with the terms of the IACCN. The NHS paid the change compensation payment of £10 million($15 million) net of value added tax to CSC on March 28, 2013 in full and final satisfaction of all costs and claims by CSC arising from changes to the Lorenzo software product that CSC delivered up to a certain version of the product, in addition to a small number of other changes.

Historical Background Concerning NHS Contract

The Company and the NHS are parties to a contract (originally having a value of £2.9 billion or approximately $5.4 billion at originally announced exchange rates) under which the Company has developed and deployed an integrated electronic patient records system. The NHS contract was amended in April 2009 and the parties entered into variation agreements subsequent to the 2009 amendment agreeing to various operational terms and conditions. The 2009 amendment included mutual releases of all claims existing at the time of the amendment.

In 2010, as part of the U.K. government's austerity program and to address delays in development and deployments, the Company and the NHS discussed modification of the contract scope in order to reduce the total contract value by £500 million. During the fourth quarter of fiscal year 2011, additional scope modification and total contract value reduction were discussed, bringing the combined total contract value reductions to £764 million, which would have reduced the total contract value to approximately £2.1 billion or $3.2 billion (at the June 28, 2013 exchange rate). Terms related to this scope modification and contract value reduction were included in a negotiated but unsigned non-binding memorandum of understanding (MOU), which MOU included a legally binding standstill agreement which provided that, while the parties were negotiating a contract amendment to implement the terms of the MOU, neither party would pursue any claims against the other party. Negotiation of the terms of the MOU was confirmed by the NHS to be substantially completed in May 2011, but CSC was subsequently informed by the NHS in December 2011 that neither the MOU nor the related contract amendment then under discussion would be approved by the U.K. government.

Based on subsequent discussions between CSC and the NHS regarding proposals advanced by both parties reflecting significant scope modifications, a reduced commitment by the NHS for deployment of the Lorenzo software product, revised delivery and payment terms, payments by the NHS for CSC-incurred costs and commitment and contract value reductions that differed materially from those contemplated by the MOU, on March 2, 2012, CSC and the NHS entered into a non-binding letter of intent that included the statement of principles that would serve as the basis for an interim agreement between the parties. The letter of intent contemplated that under the interim agreement, the NHS would provide a commitment of a certain number of trusts to receive the Lorenzo software product, and the Lorenzo product was redefined into deployment units categorized as "Base Product" and "Additional Product" (in each case, as described below) for pricing purposes. The letter of intent also included a standstill agreement related to the Lorenzo product. While the parties originally intended to conclude a binding interim agreement by June 29, 2012, no agreement was reached by that date. On May 31, 2012, the standstill agreement was extended to August 31, 2012. On August 31, 2012, the parties entered into the IACCN. On March 28, 2013, the Company and the NHS signed a letter agreement that modified certain financial terms of the IACCN.

Principal Components of IACCN

The IACCN sets the terms relating to the delivery of the Lorenzo product and associated services as described below.

The key terms introduced by the IACCN are as follows:

1.
Under contract terms existing prior to the IACCN, the NHS was committed to purchase the Lorenzo product for multiple trusts. In addition, the Company was the exclusive supplier of such software products and related services to two out of the three regions of the U.K. covered by the existing contract. Under the IACCN, the NHS is no longer subject to any trust volume commitment for the Lorenzo product (there were no changes in quantities for non-Lorenzo deployments), and the Company agreed to non-exclusive deployment rights for all products and services in those regions in which it previously enjoyed exclusivity. As a result, the individual trusts can choose third-party software vendors other than CSC to provide a software solution. CSC and the NHS have also agreed to a process for trusts which wish to take the Lorenzo products within the NME regions to obtain central funding from the U.K. Department of Health for implementation of the Lorenzo products. In addition, CSC may offer the Lorenzo solution throughout the rest of England where trusts select CSC's solutions through a separate competitive process.

2.
The IACCN creates pricing and payment terms for the Lorenzo product and new terms under which trusts in the contract's NME region that choose the Lorenzo product can access central funds for its deployment, subject to business case justification. While the funding is provided by the NHS, there is a far greater degree of interaction with the trusts under the IACCN, as the Company works with each individual trust to build a business case and seek NHS approval and central funding to proceed.

3.
The IACCN has not materially altered the terms relating to non-Lorenzo products. The Company will continue to provide non-Lorenzo deployment, hosting and maintenance services in accordance with contract terms in existence prior to the IACCN. The deployment of the non-Lorenzo products is expected to be completed or substantially completed by fiscal 2015.

4.
Under the IACCN, the Lorenzo product is redefined for pricing purposes, with Lorenzo Regional Care comprising the "Base Product," consisting of seven deployment units (or modules) and the "Additional Product," consisting of three other modules. The parties agreed that six of the Base Product's modules had completed the necessary NHS assurances and were ready to deploy to further trusts as of August 31, 2012. The remaining module of the Base Product was similarly accepted by the NHS as complete and ready to deploy to further trusts in early September 2012. The Additional Product's three modules are expected to complete NHS assurance during 2013. Although the NHS assurance of the Base Product's seven modules is complete and the Company and the NHS are committed to complete the assurance of the Additional Product modules, neither the NHS nor any trust is obligated to purchase or deploy any of those modules.

5.
New trusts taking deployments of the Lorenzo product will receive ongoing managed services from the Company for a period of five years from the date such deployment is complete, provided deployment is complete or substantially complete by July 7, 2016. The services include hosting of the software and trust data at the Company's data center as well as support and maintenance, including regulatory updates and other changes over the term of the contract. Under contract terms existing prior to the IACCN, all services were to expire upon the end of the contract term of July 7, 2016, subject to an optional one year extension and an exit transition period.

Accounting

Prior to the IACCN, the NHS contract has been accounted for using the percentage-of-completion method based on management's best estimates of total contract revenue and costs. Based on then existing circumstances, CSC revised its estimate of revenues and costs at completion during the third quarter of fiscal 2012 to include only those revenues reasonably assured of collection. As a result of that change, the Company recorded a $1.5 billion contract charge in that quarter, resulting in no material remaining net assets.

The terms of the IACCN represent a significant modification to the prior agreement, including a significant reduction in additional product development and elimination of any commitment by the NHS to future Lorenzo deployments and the Company's exclusivity rights in two of the three contract regions. The Company concluded that it will account for the IACCN as a new contract and will recognize revenue as a services arrangement. Revenue recognition for each trust deployment will begin at the start of the trust's hosting period. Payments from the NHS for deployment of systems will be deferred and recognized over the service period. Direct costs incurred for deployment activities will be deferred and amortized to expense over the service period as well. The total up-front consideration of £78 million ($120 million), including the £68 million ($105 million) net settlement payment and a £10 million ($15 million) escrow release, is primarily attributed to future Lorenzo deployments and will be deferred and recognized into revenue ratably over the term of the contract ending July 2016. The £10 million ($15 million) payment received on March 28, 2013, as well as future consideration not noted above, when and if earned, will be deferred and amortized over the longer of the term of the contract or the estimated performance period.

Contract with the U.K. National Health Service

Interim Agreement Contract Change Note

On August 31, 2012, the Company and the NHS entered into a binding interim agreement which has been approved by all required U.K. government officials ("interim agreement contract change note" or "IACCN"). The IACCN, which is described in greater detail below, amended the terms of the parties' then current contract under which the Company has developed and deployed an integrated patient records system using the Company's Lorenzo Regional Care software product. On March 28, 2013, the Company and the NHS signed a letter agreement that modified certain financial terms of the IACCN. The IACCN, and such letter agreement, forms the basis on which the parties will subsequently finalize a full restatement of the contract through a revised project agreement. The revised project agreement will consolidate the three regional contracts which comprise the Company's NHS contract into a single agreement. CSC and the NHS are in the process of negotiating the revised project agreement.

Under the IACCN, the parties redefined the scope of the Lorenzo products and established deployment and ongoing service pricing. CSC will deliver additional Lorenzo implementations based on demand from individual NHS trusts. A more flexible arrangement than under the contract terms existing prior to the IACCN has been established for these trusts to combine additional clinical modules with the core care management functionality of the Lorenzo solution to meet their specific requirements. CSC and the NHS also agreed to a process for trusts which wish to take the Lorenzo products within the NHS-designated North, Midlands and East regions of England (NME) to obtain central funding from the U.K. Department of Health for implementation of the Lorenzo products. Separately, CSC may offer the Lorenzo solution throughout the rest of England where trusts select CSC's solutions through separate competitive processes. Under the IACCN, the NHS is no longer subject to trust volume commitments and CSC has agreed to non-exclusive deployment rights in its designated regions. New trusts taking deployments of the Lorenzo product will receive ongoing managed services from CSC for a period of five years from the date of Lorenzo deployment by such trust, provided deployment is complete or substantially complete by July 2016. Beyond its Lorenzo offerings, CSC continues to provide a wide range of other solutions and services to the NHS, including general practitioner, ambulance and community systems, digital imaging and other related services.

Pursuant to the letter agreement signed on March 28, 2013, the parties agreed to modify a small number of financial terms of the IACCN and the NHS confirmed it would make a change compensation payment in accordance with the terms of the IACCN. The NHS paid the change compensation payment of £10 million ($15 million) net of value added tax to CSC on March 28, 2013 in full and final satisfaction of all costs and claims by CSC arising from changes to the Lorenzo software product that CSC delivered up to a certain version of the product, in addition to a small number of other changes.

Historical Background Concerning NHS Contract

The Company and the NHS are parties to a contract (originally having a value of £2.9 billion or approximately $5.4 billion at originally announced exchange rates) under which the Company has developed and deployed an integrated electronic patient records system. The NHS contract was amended in April 2009 and the parties entered into variation agreements subsequent to the 2009 amendment agreeing to various operational terms and conditions. The 2009 amendment included mutual releases of all claims existing at the time of the amendment.

In 2010, as part of the U.K. government's austerity program and to address delays in development and deployments, the Company and the NHS discussed modification of the contract scope in order to reduce the total contract value by £500 million. During the fourth quarter of fiscal year 2011, additional scope modification and total contract value reduction were discussed, bringing the combined total contract value reductions to £764 million, which would have reduced the total contract value to approximately £2.1 billion or $3.2 billion (at the March 29, 2013 exchange rate). Terms related to this scope modification and contract value reduction were included in a negotiated but unsigned non-binding memorandum of understanding (MOU), which MOU included a legally binding standstill agreement which provided that, while the parties were negotiating a contract amendment to implement the terms of the MOU, neither party would pursue any claims against the other party. Negotiation of the terms of the MOU was confirmed by the NHS to be substantially completed in May 2011, but CSC was subsequently informed by the NHS in December 2011 that neither the MOU nor the related contract amendment then under discussion would be approved by the U.K. government.

Based on subsequent discussions between CSC and the NHS regarding proposals advanced by both parties reflecting significant scope modifications, a reduced commitment by the NHS for deployment of the Lorenzo software product, revised delivery and payment terms, payments by the NHS for CSC-incurred costs and commitment and contract value reductions that differed materially from those contemplated by the MOU, on March 2, 2012, CSC and the NHS entered into a non-binding letter of intent that included the statement of principles that would serve as the basis for an interim agreement between the parties. The letter of intent contemplated that under the interim agreement, the NHS would provide a commitment of a certain number of trusts to receive the Lorenzo software product, and the Lorenzo product was redefined into deployment units categorized as "Base Product" and "Additional Product" (in each case, as described below) for pricing purposes. The letter of intent also included a standstill agreement related to the Lorenzo product. While the parties originally intended to conclude a binding interim agreement by June 29, 2012, no agreement was reached by that date. On May 31, 2012, the standstill agreement was extended to August 31, 2012. On August 31, 2012, the parties entered into the IACCN. On March 28, 2013, the Company and the NHS signed a letter agreement that modified certain financial terms of the IACCN.

Principal Components of IACCN

The IACCN sets the terms relating to the delivery of the Lorenzo product and associated services as described below.

The key terms introduced by the IACCN are as follows:

1.
Under contract terms existing prior to the IACCN, the NHS was committed to purchase the Lorenzo product for multiple trusts. In addition, the Company was the exclusive supplier of such software products and related services to two out of the three regions of the U.K. covered by the existing contract. Under the IACCN, the NHS is no longer subject to any trust volume commitment for the Lorenzo product (there were no changes in quantities for non-Lorenzo deployments), and the Company agreed to non-exclusive deployment rights for all products and services in those regions in which it previously enjoyed exclusivity. As a result, the individual trusts can choose third-party software vendors other than CSC to provide a software solution. CSC and the NHS have also agreed to a process for trusts which wish to take the Lorenzo products within the NME regions to obtain central funding from the U.K. Department of Health for implementation of the Lorenzo products. In addition, CSC may offer the Lorenzo solution throughout the rest of England where trusts select CSC's solutions through a separate competitive process.

2.
The IACCN creates pricing and payment terms for the Lorenzo product and new terms under which trusts in the contract's NME region that choose the Lorenzo product can access central funds for its deployment, subject to business case justification. While the funding is provided by the NHS, there is a far greater degree of interaction with the trusts under the IACCN, as the Company works with each individual trust to build a business case and seek NHS approval and central funding to proceed.

3.
The IACCN has not materially altered the terms relating to non-Lorenzo products. The Company will continue to provide non-Lorenzo deployment, hosting and maintenance services in accordance with contract terms in existence prior to the IACCN. The deployment of the non-Lorenzo products is expected to be completed or substantially completed by fiscal 2015.

4.
Under the IACCN, the Lorenzo product is redefined for pricing purposes, with Lorenzo Regional Care comprising the "Base Product," consisting of seven deployment units (or modules) and the "Additional Product," consisting of three other modules. The parties agreed that six of the Base Product's modules had completed the necessary NHS assurances and were ready to deploy to further trusts as of August 31, 2012. The remaining module of the Base Product was similarly accepted by the NHS as complete and ready to deploy to further trusts in early September 2012. The Additional Product's three modules are expected to complete NHS assurance during 2013. Although the NHS assurance of the Base Product's seven modules is complete and the Company and the NHS are committed to complete the assurance of the Additional Product modules, neither the NHS nor any trust is obligated to purchase or deploy any of those modules.

5.
New trusts taking deployments of the Lorenzo product will receive ongoing managed services from the Company for a period of five years from the date such deployment is complete, provided deployment is complete or substantially complete by July 7, 2016. The services include hosting of the software and trust data at the Company's data center as well as support and maintenance, including regulatory updates and other changes over the term of the contract. Under contract terms existing prior to the IACCN, all services were to expire upon the end of the contract term of July 7, 2016, subject to an optional one year extension and an exit transition period.

Accounting

Prior to the IACCN, the NHS contract has been accounted for using the percentage-of-completion method based on management's best estimates of total contract revenue and costs. Based on then existing circumstances, CSC revised its estimate of revenues and costs at completion during the third quarter of fiscal 2012 to include only those revenues reasonably assured of collection. As a result of that change, the Company recorded a $1.5 billion contract charge in that quarter, resulting in no material remaining net assets.

The terms of the IACCN represent a significant modification to the prior agreement, including a significant reduction in additional product development and elimination of any commitment by the NHS to future Lorenzo deployments and the Company's exclusivity rights in two of the three contract regions. The Company concluded that it will account for the IACCN as a new contract and will recognize revenue as a services arrangement. Revenue recognition for each trust deployment will begin at the start of the trust's hosting period. Payments from the NHS for deployment of systems will be deferred and recognized over the service period. Direct costs incurred for deployment activities will be deferred and amortized to expense over the service period as well. The total up-front consideration of £78 million ($126 million), including the £68 million ($110 million) net settlement payment and a £10 million ($16 million) escrow release, is primarily attributed to future Lorenzo deployments and will be deferred and recognized as revenue ratably over the term of the contract ending July 2016.

The £10 million ($15 million) payment received on March 28, 2013, as well as future consideration not noted above, when and if earned, will be deferred and amortized over the longer of the term of the contract or the estimated performance period.